TIAA-CREF FUNDS

SUPPLEMENT NO. 2
Dated November 20, 2009
to the February 1, 2009 Institutional Class Prospectus

CHANGES TO PORTFOLIO MANAGEMENT TEAMS

The portfolio management teams for the Enhanced International Equity Index Fund and the Real Estate Securities Fund have changed. Therefore, the entry for each of these Funds describing their portfolio management teams on pages 87 and 89, respectively, of the Prospectus should be replaced with the following:

ENHANCED INTERNATIONAL EQUITY INDEX FUND

	Portfolio Role/ Coverage/ Expertise/Specialty		Total Experience (since dates specified below)

		Experience Over Past Five Years	At TIAA		On Team
Name & Title				Total

Pablo Mitchell Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and their affiliates – 2004 to Present (quantitative portfolio manager; various quantitative equity research responsibilities); Thomson Vestek – 2003 to 2004 (senior quantitative researcher for equity and fixed-income performance analysis and risk modeling)	2004	2003	2009

Steve Rossiello, CFA Managing Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and their affiliates – 1996 to Present (portfolio management of developed market international equity portfolios (Europe, Pacific and Canada) and small-cap developed foreign market and emerging market portfolios)	1996	1992	2007

Ping Wang Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and their affiliates – 2007 to Present (various quantitative equity research responsibilities); Allstate Investments, LLC – 1998 to 2007 (senior quantitative investment analyst)	2007	1998	2009

REAL ESTATE SECURITIES FUND

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)

			At TIAA	Total	On Team

David Copp Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2005 to Present (portfolio management of domestic REIT portfolios), RBC Capital Markets – 2002 to 2005 (senior research analyst covering REITs)	2005	1996	2005

Brendan W. Lee Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2006 to Present (portfolio management of domestic REIT portfolios), Cliffwood Partners – 1998 to 2006 (senior research analyst supporting REIT hedge fund and long-only strategies)	2006	1998	2006

Also, on page 90 of the Prospectus, the “Total Experience – Total” column for Pablo Mitchell in the Managed Allocation Fund’s portfolio management team chart should be since 2003.

52565 A12051 (11/09)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated November 20, 2009
to the February 1, 2009 Retirement Class Prospectus

CHANGES TO PORTFOLIO MANAGEMENT TEAMS

The portfolio management team for the Real Estate Securities Fund has changed. Therefore, the entry for this Fund describing its portfolio management team on page 76 of the Prospectus should be replaced with the following:

REAL ESTATE SECURITIES FUND

	Portfolio Role/ Coverage/ Expertise/Specialty		Total Experience (since dates specified below)

Name & Title		Experience Over Past Five Years	At TIAA	Total	On Team

David Copp Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2005 to Present (portfolio management of domestic REIT portfolios), RBC Capital Markets – 2002 to 2005 (senior research analyst covering REITs)	2005	1996	2005

Brendan W. Lee Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2006 to Present (portfolio management of domestic REIT portfolios), Cliffwood Partners – 1998 to 2006 (senior research analyst supporting REIT hedge fund and long-only strategies)	2006	1998	2006

Also, on page 77 of the Prospectus, the “Total Experience – Total” column for Pablo Mitchell in the Managed Allocation Fund’s portfolio management team chart should be since 2003.

52566 A12052 (11/09)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated November 20, 2009
to the February 1, 2009 Retail Class Prospectus

CHANGES TO PORTFOLIO MANAGEMENT TEAMS

The portfolio management team for the Real Estate Securities Fund has changed. Therefore, the entry for this Fund describing its portfolio management team on page 63 of the Prospectus should be replaced with the following:

REAL ESTATE SECURITIES FUND

	Portfolio Role/ Coverage/ Expertise/Specialty		Total Experience (since dates specified below)

Name & Title		Experience Over Past Five Years	At TIAA	Total	On Team

David Copp Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2005 to Present (portfolio management of domestic REIT portfolios), RBC Capital Markets – 2002 to 2005 (senior research analyst covering REITs)	2005	1996	2005

Brendan W. Lee Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2006 to Present (portfolio management of domestic REIT portfolios), Cliffwood Partners – 1998 to 2006 (senior research analyst supporting REIT hedge fund and long-only strategies)	2006	1998	2006

Also, on page 63 of the Prospectus, the “Total Experience – Total” column for Pablo Mitchell in the Managed Allocation Fund’s portfolio management team chart should be since 2003.

52567 A12053 (11/09)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
Dated November 20, 2009
to the September 30, 2009 Premier Class Prospectus

CHANGES TO THE REAL ESTATE SECURITIES FUND’S PORTFOLIO MANAGEMENT TEAM

The portfolio management team for the Real Estate Securities Fund has changed. Therefore, the entry for this Fund describing its portfolio management team on page 59 of the Prospectus should be replaced with the following:

REAL ESTATE SECURITIES FUND

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)

			At TIAA	Total	On Team

David Copp Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2005 to Present (portfolio management of domestic REIT portfolios), RBC Capital Markets – 2002 to 2005 (senior research analyst covering REITs)	2005	1996	2005

Brendan W. Lee Director	Stock Selection – REITs	Teachers Advisors, Inc., TIAA and its affiliates – 2006 to Present (portfolio management of domestic REIT portfolios), Cliffwood Partners – 1998 to 2006 (senior research analyst supporting REIT hedge fund and long-only strategies)	2006	1998	2006

REVISION TO PREMIER CLASS ELIGIBILITY FOR THE TIAA-CREF FUNDS

          For investors that are required to make a minimum initial investment in the Premier Class of the Funds, such minimum is $5 million for funds managed to an index (“Index Funds”) and $1 million for all other Funds. Thus, the introduction to the first sentence of the third full paragraph on page 68 of the Prospectus should be replaced with the following:

“With respect to the categories of investors listed below, in addition to the $100 million minimum aggregate plan size noted above, an initial minimum investment of $5 million with respect to each Index Fund and $1 million with respect to any other Fund is required:”

52586 A12054 (11/09)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated November 20, 2009
to the Statement of Additional Information (SAI)
dated February 1, 2009, as amended September 14, 2009

CHANGES TO THE ENHANCED INTERNATIONAL EQUITY INDEX FUND’S PORTFOLIO MANAGEMENT TEAM

The portfolio management team of the Enhanced International Equity Index Fund has changed. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

          Jacob Pozharny is no longer a member of the portfolio management team for the Enhanced International Equity Index Fund. Therefore, the row containing information on Mr. Pozharny on page B-38 of the SAI should be deleted in its entirety.

          Pablo Mitchell and Ping Wang have been added to the Enhanced International Equity Index Fund’s portfolio management team. Therefore, the following information should be added to the Fund’s portfolio management team disclosure on page B-38 of the SAI:

	Number of Other Accounts Managed		Total Assets In Accounts Managed (millions)

Name of Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Fund

Pablo Mitchell	21	0	$3,834	$0	$0
Ping Wang	0	1	$359	$33	$0

*	The information in this chart is as of September 30, 2009.

          Steven Rossiello will continue to be a member of the portfolio management team for the Enhanced International Equity Index Fund.

A12056 (11/09)